Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 4,337,890	$ 303,257
Unrealized Gain (Loss)		293,707
Capitalized transaction costs	1,829,760	77,225
Accrued expenses	36,117	78,878
Stock based compensation	378,290	65,208
Lease liabilities	1,247,725
Total deferred tax assets	7,829,782	818,275
Less valuation allowance	(5,283,165)	(733,310)
Net deferred tax asset	2,546,617	84,965
Intangibles		(412,500)
Right-of -use asset	(1,785,219)
Other deferred tax liabilities	(761,398)
Total deferred tax liabilities	(2,546,617)	(412,500)
Net deferred tax liability		$ (327,535)